UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Ave

10th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

(212) 908-5090

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

330 Madison Ave

10th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Date of fiscal year end:   September 30

Date of reporting period:   December 31, 2013

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Aggressive Fund

December 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS 99.26%
Consumer Discretionary 23.37%
Amazon.com, Inc.(a)	1,534	$611,744
Chipotle Mexican Grill, Inc.(a)	1,320	703,270
Foot Locker, Inc.	19,453	806,132
Fossil Group, Inc.(a)	4,792	574,753
Groupon, Inc.(a)	57,760	679,835
Harley-Davidson, Inc.	7,534	521,654
Johnson Controls, Inc.	7,403	379,774
Liberty Global PLC - Class A(a)	4,928	438,543
Liberty Interactive Corp. - Class A(a)	21,472	630,203
MGM Resorts International(a)	26,474	622,668
Michael Kors Holdings, Ltd.(a)	10,650	864,674
Netflix, Inc.(a)	1,131	416,400
Polaris Industries, Inc.	4,946	720,335
priceline.com, Inc.(a)	474	550,978
Royal Caribbean Cruises, Ltd.	8,858	420,046
Time Warner, Inc.	6,655	463,987
TJX Cos., Inc.	10,712	682,676
Tractor Supply Co.	7,467	579,290
TripAdvisor, Inc.(a)	4,635	383,917
Tupperware Brands Corp.	4,226	399,484
Twenty-First Century Fox, Inc. - Class A	12,885	453,294
Ulta Salon Cosmetics & Fragrance, Inc.(a)	7,297	704,306
Under Armour, Inc. - Class A(a)	8,774	765,970
Wynn Resorts, Ltd.	2,310	448,625

		13,822,558

Consumer Staples 1.50%
Herbalife, Ltd.	11,259	886,083

Energy 18.00%
Baker Hughes, Inc.	6,960	384,610
Chesapeake Energy Corp.	25,903	703,007
Cimarex Energy Co.	4,112	431,390
Concho Resources, Inc.(a)	3,951	426,708
Core Laboratories NV	3,080	588,126
EOG Resources, Inc.	5,285	887,034
Halliburton Co.	10,449	530,287
Helmerich & Payne, Inc.	8,278	696,014
Hess Corp.	8,107	672,881
Oasis Petroleum, Inc.(a)	19,493	915,586
Pioneer Natural Resources Co.	2,813	517,789
QEP Resources, Inc.	15,273	468,117
Schlumberger, Ltd.	7,598	684,656
SM Energy Co.	9,025	750,068
Valero Energy Corp.	13,722	691,589
Weatherford International, Ltd.(a)	40,973	634,672
Whiting Petroleum Corp.(a)	10,681	660,834

		10,643,368

Financials 7.64%
Aflac, Inc.	7,157	478,088

	Shares	Value

Financials (continued)
Capital One Financial Corp.	7,434	$569,519
Hartford Financial Services Group, Inc.	11,147	403,856
McGraw Hill Financial, Inc.	6,639	519,170
Moody’s Corp.	7,368	578,167
Morgan Stanley	15,082	472,971
MSCI, Inc.(a)	11,559	505,359
Ocwen Financial Corp.(a)	8,380	464,671
Prudential Financial, Inc.	5,706	526,207

		4,518,008

Health Care 10.72%
AbbVie, Inc.	13,451	710,347
Actavis PLC(a)	4,016	674,688
Alexion Pharmaceuticals, Inc.(a)	6,461	859,701
Amgen, Inc.	7,252	827,888
Celgene Corp.(a)	3,511	593,219
Cerner Corp.(a)	7,440	414,706
Illumina, Inc.(a)	3,691	408,298
Incyte Corp., Ltd.(a)	10,997	556,778
Pharmacyclics, Inc.(a)	5,633	595,859
Regeneron Pharmaceuticals, Inc.(a)	2,530	696,357

		6,337,841

Industrials 15.66%
B/E Aerospace, Inc.(a)	5,351	465,698
The Boeing Co.	5,154	703,470
Chicago Bridge & Iron Co. NV	9,059	753,165
Danaher Corp.	5,513	425,604
Delta Air Lines, Inc.	19,704	541,269
Dover Corp.	5,643	544,775
Emerson Electric Co.	6,444	452,240
FedEx Corp.	3,700	531,949
Fluor Corp.	7,876	632,364
Honeywell International, Inc.	5,092	465,256
Oshkosh Corp.	13,487	679,475
Precision Castparts Corp.	1,670	449,731
Robert Half International, Inc.	11,574	485,992
Snap-on, Inc.	6,162	674,862
United Rentals, Inc.(a)	7,333	571,607
Wabtec Corp.	6,359	472,283
Xylem, Inc.	11,797	408,176

		9,257,916

Information Technology 20.27%
3D Systems Corp.(a)	5,081	472,177
Alliance Data Systems Corp.(a)	2,707	711,752
Autodesk, Inc.(a)	12,645	636,423
CA, Inc.	14,935	502,563
Cognizant Technology Solutions Corp. - Class A(a)	6,457	652,028
Facebook, Inc. - Class A(a)	13,193	721,129
FactSet Research Systems, Inc.	4,124	447,784
FleetCor Technologies, Inc.(a)	6,247	731,961
Google, Inc. - Class A(a)	496	555,872
IAC/InterActiveCorp	11,905	817,754
LinkedIn Corp. - Class A(a)	3,688	799,669
QUALCOMM, Inc.	11,711	869,542

	Shares	Value

Information Technology (continued)
Salesforce.com, Inc.(a)	16,803	$927,358
SanDisk Corp.	7,003	493,992
TIBCO Software, Inc.(a)	15,894	357,297
Total System Services, Inc.	13,996	465,787
Trimble Navigation, Ltd.(a)	17,200	596,840
VeriSign, Inc.(a)	12,267	733,321
Visa, Inc. - Class A	2,230	496,576

		11,989,825

Materials 0.70%
Packaging Corp. of America	6,564	415,370

Utilities 1.40%
MDU Resources Group, Inc.	14,186	433,382
ONEOK, Inc.	6,306	392,107

		825,489

TOTAL COMMON STOCKS (Cost $52,311,552)		58,696,458

EXCHANGE TRADED FUNDS 0.78%
SPDR® S&P 500® ETF Trust	2,500	461,675

TOTAL EXCHANGE TRADED FUNDS (Cost $459,484)		461,675

Total Investments - 100.04% (Cost $52,771,036)		59,158,133

Liabilities in Excess of Other Assets - (0.04%)		(23,760)

NET ASSETS - 100.00%		$59,134,373

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a Public

        Limited Liability Corporation

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Defensive Fund

December 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS 98.68%
Consumer Discretionary 19.08%
Bed Bath & Beyond, Inc.(a)	10,878	$873,503
Charter Communications, Inc. - Class A(a)	3,552	485,772
Comcast Corp. - Class A	12,885	669,569
Discovery Communications, Inc. - Class A(a)	8,615	778,968
Dollar General Corp.(a)	9,320	562,182
Dollar Tree, Inc.(a)	17,789	1,003,655
Dunkin’ Brands Group, Inc.	9,516	458,671
Expedia, Inc.	14,927	1,039,815
Family Dollar Stores, Inc.	13,602	883,722
Kohl’s Corp.	8,852	502,351
Lamar Advertising Co. - Class A(a)	14,818	774,241
Lear Corp.	6,898	558,531
NIKE, Inc. - Class B	9,731	765,246
Nordstrom, Inc.	14,113	872,183
Omnicom Group, Inc.	6,989	519,772
PetSmart, Inc.	15,522	1,129,226
PVH Corp.	4,358	592,775
Ross Stores, Inc.	12,916	967,796
Viacom, Inc. - Class B	5,548	484,562

		13,922,540

Consumer Staples 10.86%
Archer-Daniels-Midland Co.	14,188	615,759
Bunge, Ltd.	10,650	874,472
Church & Dwight Co., Inc.	8,739	579,221
The Clorox Co.	5,370	498,121
Costco Wholesale Corp.	5,441	647,533
CVS Caremark Corp.	11,661	834,578
The Hershey Co.	6,680	649,496
Hormel Foods Corp.	10,803	487,972
The Kroger Co.	24,946	986,115
Monster Beverage Corp.(a)	11,269	763,700
Safeway, Inc.	13,730	447,186
Wal-Mart Stores, Inc.	6,895	542,568

		7,926,721

Energy 4.67%
Apache Corp.	8,078	694,223
ConocoPhillips	9,988	705,652
Marathon Petroleum Corp.	11,631	1,066,912
National Oilwell Varco, Inc.	11,833	941,079

		3,407,866

Financials 16.13%
Arch Capital Group, Ltd.(a)	13,889	829,034
Arthur J Gallagher & Co.	21,849	1,025,373
Axis Capital Holdings, Ltd.	18,701	889,607
Cincinnati Financial Corp.	11,261	589,739
Cullen/Frost Bankers, Inc.	6,511	484,614
Everest Re Group, Ltd.	3,133	488,341

	Shares	Value

Financials (continued)
Fidelity National Financial, Inc. - Class A	22,535	$731,261
LPL Financial Holdings, Inc.	12,240	575,647
M&T Bank Corp.	3,737	435,061
PartnerRe, Ltd.	4,395	463,365
The PNC Financial Services Group, Inc.	6,806	528,009
The Progressive Corp.	21,460	585,214
Reinsurance Group of America, Inc.	12,226	946,415
RenaissanceRe Holdings, Ltd.	11,694	1,138,294
T Rowe Price Group, Inc.	7,809	654,160
The Travelers Cos., Inc.	5,676	513,905
WR Berkley Corp.	20,474	888,367

		11,766,406

Health Care 9.32%
AmerisourceBergen Corp.	8,356	587,510
The Cooper Cos., Inc.	5,985	741,182
Covance, Inc.(a)	7,107	625,843
Endo Health Solutions, Inc.(a)	17,691	1,193,435
HCA Holdings, Inc.(a)	12,511	596,900
Henry Schein, Inc.(a)	5,478	625,916
Hologic, Inc.(a)	33,977	759,386
Mylan, Inc.(a)	10,612	460,561
ResMed, Inc.	15,255	718,205
UnitedHealth Group, Inc.	6,511	490,278

		6,799,216

Industrials 18.14%
AGCO Corp.	17,332	1,025,881
Carlisle Cos., Inc.	7,893	626,704
Cintas Corp.	13,911	828,957
Equifax, Inc.	8,210	567,229
IHS, Inc. - Class A(a)	6,232	745,970
JB Hunt Transport Services, Inc.	11,638	899,617
L-3 Communications Holdings, Inc.	6,165	658,792
Quanta Services, Inc.(a)	34,086	1,075,754
Raytheon Co.	6,401	580,571
Rockwell Automation, Inc.	4,523	534,438
Southwest Airlines Co.	48,685	917,225
SPX Corp.	6,221	619,674
Stericycle, Inc.(a)	4,490	521,603
TransDigm Group, Inc.	4,114	662,436
Union Pacific Corp.	4,111	690,648
Verisk Analytics, Inc. - Class A(a)	11,714	769,844
Waste Connections, Inc.	19,589	854,668
Waste Management, Inc.	14,589	654,609

		13,234,620

Information Technology 10.40%
Activision Blizzard, Inc.	54,411	970,148
Apple, Inc.	1,439	807,437
Gartner, Inc.(a)	9,482	673,696
Global Payments, Inc.	14,487	941,510
Intuit, Inc.	11,388	869,132
Jack Henry & Associates, Inc.	10,178	602,640
Leidos Holdings, Inc.	15,477	719,526
Microsoft Corp.	18,982	710,496

	Shares	Value

Information Technology (continued)
NetApp, Inc.	13,319	$547,944
Vantiv, Inc. - Class A(a)	22,792	743,247

		7,585,776

Materials 2.31%
CF Industries Holdings, Inc.	3,345	779,519
FMC Corp.	12,043	908,765

		1,688,284

Telecommunication Services 3.33%
Crown Castle International Corp.(a)	15,957	1,171,723
SBA Communications Corp. - Class A(a)	13,999	1,257,670

		2,429,393

Utilities 4.44%
AGL Resources, Inc.	13,204	623,625
Alliant Energy Corp.	9,768	504,029
ITC Holdings Corp.	4,691	449,492
National Fuel Gas Co.	7,879	562,560
Sempra Energy	6,512	584,517
UGI Corp.	12,458	516,509

		3,240,732

TOTAL COMMON STOCKS (Cost $67,371,336)		72,001,554

EXCHANGE TRADED FUNDS 1.79%
SPDR® S&P 500® ETF Trust	7,050	1,301,924

TOTAL EXCHANGE TRADED FUNDS (Cost $1,295,745)		1,301,924

Total Investments - 100.47% (Cost $68,667,081)		73,303,478

Liabilities in Excess of Other Assets - (0.47%)		(340,400)

NET ASSETS - 100.00%		$72,963,078

(a)    Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Market Fund

December 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS 98.70%
Consumer Discretionary 24.68%
Bed Bath & Beyond, Inc.(a)	17,626	$1,415,368
Charter Communications, Inc. - Class A(a)	5,767	788,695
Comcast Corp. - Class A	20,871	1,084,562
Dollar Tree, Inc.(a)	28,818	1,625,912
Dunkin’ Brands Group, Inc.	15,423	743,389
Family Dollar Stores, Inc.	22,029	1,431,224
Foot Locker, Inc.	44,385	1,839,314
Harley-Davidson, Inc.	17,189	1,190,166
L Brands, Inc.	11,315	699,833
Lear Corp.	11,173	904,678
Liberty Global PLC - Class A(a)	11,245	1,000,693
Lowe’s Cos., Inc.	17,235	853,994
Michael Kors Holdings, Ltd.(a)	24,311	1,973,810
NIKE, Inc. - Class B	15,763	1,239,602
Ross Stores, Inc.	20,928	1,568,135
Scripps Networks Interactive, Inc. - Class A	24,327	2,102,096
Signet Jewelers, Ltd.	17,045	1,341,441
Tiffany & Co.	9,778	907,203
TJX Cos., Inc.	24,430	1,556,924
TRW Automotive Holdings Corp.(a)	10,957	815,091
Twenty-First Century Fox, Inc. - Class A	29,414	1,034,785
Ulta Salon Cosmetics & Fragrance, Inc.(a)	16,644	1,606,479
Viacom, Inc. - Class B	8,991	785,274
Wynn Resorts, Ltd.	5,288	1,026,982

		29,535,650

Consumer Staples 4.31%
Archer-Daniels-Midland Co.	22,982	997,419
Costco Wholesale Corp.	8,824	1,050,144
Hormel Foods Corp.	17,504	790,656
The Kroger Co.	40,422	1,597,881
Safeway, Inc.	22,240	724,357

		5,160,457

Energy 4.85%
ConocoPhillips	16,190	1,143,823
National Oilwell Varco, Inc.	19,166	1,524,272
Schlumberger, Ltd.	17,338	1,562,327
Valero Energy Corp.	31,312	1,578,125

		5,808,547

Financials 13.11%
Aflac, Inc.	16,323	1,090,376
Arch Capital Group, Ltd.(a)	22,506	1,343,383
Capital One Financial Corp.	16,968	1,299,919
Cincinnati Financial Corp.	18,237	955,072
Hartford Financial Services Group, Inc.	25,423	921,075

	Shares	Value

Financials (continued)
LPL Financial Holdings, Inc.	19,834	$932,793
McGraw Hill Financial, Inc.	15,157	1,185,277
Moody’s Corp.	16,830	1,320,650
MSCI, Inc.(a)	26,293	1,149,530
Ocwen Financial Corp.(a)	19,063	1,057,043
PartnerRe, Ltd.	7,132	751,927
The Progressive Corp.	34,756	947,796
Prudential Financial, Inc.	13,021	1,200,797
Reinsurance Group of America, Inc.	19,810	1,533,492

		15,689,130

Health Care 7.91%
Actavis PLC(a)	9,169	1,540,392
AmerisourceBergen Corp.	13,537	951,787
Celgene Corp.(a)	8,021	1,355,228
Cerner Corp.(a)	16,978	946,354
The Cooper Cos., Inc.	9,708	1,202,239
Covance, Inc.(a)	11,521	1,014,539
Henry Schein, Inc.(a)	8,866	1,013,029
McKesson Corp.	4,326	698,216
Mylan, Inc.(a)	17,188	745,959

		9,467,743

Industrials 20.19%
The Boeing Co.	11,777	1,607,443
Carlisle Cos., Inc.	12,786	1,015,208
Cintas Corp.	22,533	1,342,741
Danaher Corp.	12,590	971,948
Delta Air Lines, Inc.	44,958	1,234,996
Dover Corp.	12,869	1,242,373
Emerson Electric Co.	14,718	1,032,909
FedEx Corp.	8,435	1,212,700
General Electric Co.	29,511	827,193
Honeywell International, Inc.	11,631	1,062,724
Kansas City Southern	9,693	1,200,284
Lockheed Martin Corp.	6,025	895,677
Precision Castparts Corp.	3,809	1,025,764
Raytheon Co.	10,374	940,922
Rockwell Automation, Inc.	7,322	865,168
Snap-on, Inc.	14,073	1,541,275
Southwest Airlines Co.	78,865	1,485,817
SPX Corp.	10,081	1,004,168
Towers Watson & Co. - Class A	6,842	873,108
Tyco International, Ltd.	18,844	773,358
Wabtec Corp.	14,516	1,078,103
Xylem, Inc.	26,921	931,467

		24,165,346

Information Technology 20.27%
Activision Blizzard, Inc.	88,148	1,571,679
Alliance Data Systems Corp.(a)	6,182	1,625,433
Autodesk, Inc.(a)	28,850	1,452,021
CA, Inc.	34,083	1,146,893
Cognizant Technology Solutions Corp. - Class A(a)	14,741	1,488,546
FactSet Research Systems, Inc.	9,420	1,022,824
Fidelity National Information Services, Inc.	15,112	811,212

	Shares	Value

Information Technology (continued)
Gartner, Inc.(a)	15,372	$1,092,181
Google, Inc. - Class A(a)	1,147	1,285,454
IAC/InterActiveCorp	27,166	1,866,033
Jack Henry & Associates, Inc.	16,488	976,255
QUALCOMM, Inc.	26,727	1,984,480
SanDisk Corp.	15,980	1,127,229
Seagate Technology PLC	14,571	818,307
Skyworks Solutions, Inc.(a)	24,438	697,949
Total System Services, Inc.	31,928	1,062,564
Trimble Navigation, Ltd.(a)	39,252	1,362,044
Vantiv, Inc. - Class A(a)	36,922	1,204,026
VeriSign, Inc.(a)	27,996	1,673,601

		24,268,731

Materials 3.38%
CF Industries Holdings, Inc.	5,420	1,263,077
FMC Corp.	19,510	1,472,224
Monsanto Co.	11,243	1,310,372

		4,045,673

TOTAL COMMON STOCKS (Cost $109,372,050)		118,141,277

EXCHANGE TRADED FUNDS 1.17%
SPDR® S&P 500® ETF Trust	7,604	1,404,231

TOTAL EXCHANGE TRADED FUNDS (Cost $1,397,567)		1,404,231

Total Investments - 99.87% (Cost $110,769,617)		119,545,508

Other Assets in Excess of Liabilities - 0.13%		151,409

NET ASSETS - 100.00%		$119,696,917

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dividend Fund

December 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS 97.93%
Consumer Discretionary 14.49%
Abercrombie & Fitch Co. - Class A	10,892	$358,456
Coach, Inc.	6,699	376,015
Darden Restaurants, Inc.	12,488	678,973
Dick’s Sporting Goods, Inc.	2,433	141,357
Expedia, Inc.	2,378	165,652
Family Dollar Stores, Inc.	3,564	231,553
Foot Locker, Inc.	8,173	338,689
The Gap, Inc.	7,789	304,394
Harley-Davidson, Inc.	2,872	198,857
International Game Technology	22,423	407,202
Marriott International, Inc. - Class A	4,909	242,308
NIKE, Inc. - Class B	2,434	191,410
Nordstrom, Inc.	4,945	305,601
PetSmart, Inc.	2,279	165,797
Polaris Industries, Inc.	1,449	211,032
Ross Stores, Inc.	2,012	150,759
Scripps Networks Interactive, Inc. - Class A	1,551	134,022
Six Flags Entertainment Corp.	22,144	815,342
TJX Cos., Inc.	2,340	149,128
Williams-Sonoma, Inc.	5,602	326,485

		5,893,032

Consumer Staples 3.33%
Bunge, Ltd.	2,867	235,409
CVS Caremark Corp.	3,039	217,501
Herbalife, Ltd.	4,093	322,119
The J.M. Smucker Co.	3,273	339,148
The Kroger Co.	6,080	240,343

		1,354,520

Energy 13.17%
Chesapeake Energy Corp.	7,696	208,870
ConocoPhillips	8,491	599,889
Ensco PLC - Class A	10,048	574,545
Halliburton Co.	3,639	184,679
Helmerich & Payne, Inc.	6,280	528,022
Hess Corp.	2,412	200,196
HollyFrontier Corp.	8,313	413,073
Kinder Morgan, Inc.	22,105	795,780
Marathon Oil Corp.	9,024	318,547
Marathon Petroleum Corp.	3,510	321,972
National Oilwell Varco, Inc.	2,485	197,632
Oceaneering International, Inc.	2,237	176,455
Schlumberger, Ltd.	2,546	229,420
Tesoro Corp.	4,770	279,045
Valero Energy Corp.	6,552	330,221

		5,358,346

	Shares	Value

Financials 34.81%
American Campus Communities, Inc., REIT	21,558	$694,383
Arthur J Gallagher & Co.	10,112	474,556
Axis Capital Holdings, Ltd.	6,722	319,766
Boston Properties, Inc., REIT	4,096	411,115
Brown & Brown, Inc.	6,438	202,089
Camden Property Trust, REIT	11,666	663,562
Capital One Financial Corp.	3,577	274,034
Equity Residential, REIT	9,014	467,556
Extra Space Storage, Inc., REIT	14,561	613,455
First Niagara Financial Group, Inc.	42,044	446,507
Health Care REIT, Inc.	15,597	835,531
Home Properties, Inc., REIT	15,390	825,212
Hospitality Properties Trust, REIT	41,863	1,131,557
Liberty Property Trust, REIT	27,265	923,466
Moody’s Corp.	2,853	223,875
National Retail Properties, Inc., REIT	26,173	793,827
Piedmont Office Realty Trust, Inc., REIT - Class A	46,764	772,541
Prudential Financial, Inc.	4,160	383,635
Reinsurance Group of America, Inc.	3,320	257,001
RLJ Lodging Trust, REIT	23,800	578,816
Senior Housing Properties Trust, REIT	49,031	1,089,959
SL Green Realty Corp., REIT	2,514	232,243
Tanger Factory Outlet Centers, REIT	13,379	428,396
Taubman Centers, Inc., REIT	7,372	471,218
Weyerhaeuser Co., REIT	15,694	495,460
WR Berkley Corp.	3,386	146,919

		14,156,679

Health Care 3.03%
AbbVie, Inc.	9,774	516,165
Amgen, Inc.	2,224	253,892
Baxter International, Inc.	6,640	461,812

		1,231,869

Industrials 5.18%
The Babcock & Wilcox Co.	5,861	200,388
Deere & Co.	4,321	394,637
Fluor Corp.	1,676	134,566
Joy Global, Inc.	3,623	211,909
Snap-on, Inc.	2,502	274,019
Southwest Airlines Co.	7,506	141,413
Stanley Black & Decker, Inc.	4,895	394,978
Trinity Industries, Inc.	3,521	191,965
Waste Connections, Inc.	3,704	161,605

		2,105,480

Information Technology 6.80%
Apple, Inc.	612	343,399
Broadcom Corp. - Class A	8,790	260,624
Broadridge Financial Solutions, Inc.	8,867	350,424
Cisco Systems, Inc.	23,687	531,773
IAC/InterActiveCorp	4,438	304,846
Intuit, Inc.	2,109	160,959
Jabil Circuit, Inc.	12,476	217,581
National Instruments Corp.	9,306	297,978

	Shares	Value

Information Technology (continued)
QUALCOMM, Inc.	4,003	$297,223

		2,764,807

Materials 3.20%
CF Industries Holdings, Inc.	1,256	292,698
Martin Marietta Materials, Inc.	2,600	259,844
Monsanto Co.	2,116	246,620
Newmont Mining Corp.	21,880	503,896

		1,303,058

Telecommunication Services 4.44%
AT&T, Inc.	23,601	829,811
Telephone & Data Systems, Inc.	11,636	299,976
Verizon Communications, Inc.	13,737	675,036

		1,804,823

Utilities 9.48%
DTE Energy Co.	9,198	610,655
Edison International	10,023	464,065
Pinnacle West Capital Corp.	12,569	665,152
PPL Corp.	25,468	766,332
Vectren Corp.	18,894	670,737
Westar Energy, Inc.	21,087	678,369

		3,855,310

TOTAL COMMON STOCKS (Cost $38,009,344)		39,827,924

EXCHANGE TRADED FUNDS 1.28%
iShares® Dow Jones Select Dividend Index Fund	7,300	520,855

TOTAL EXCHANGE TRADED FUNDS (Cost $519,946)		520,855

Total Investments - 99.21% (Cost $38,529,290)		40,348,779

Other Assets in Excess of Liabilities - 0.79%		320,717

NET ASSETS - 100.00%		$40,669,496

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Core Fund

December 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS 99.06%
Consumer Discretionary 20.61%
AutoNation, Inc.(a)	4,278	$212,574
Bed Bath & Beyond, Inc.(a)	2,041	163,892
Dick’s Sporting Goods, Inc.	2,757	160,182
Dillard’s, Inc. - Class A	1,781	173,131
Dollar Tree, Inc.(a)	3,321	187,371
Expedia, Inc.	2,780	193,655
Family Dollar Stores, Inc.	2,548	165,543
Ford Motor Co.	7,799	120,338
International Game Technology	8,331	151,291
Lamar Advertising Co. - Class A(a)	2,792	145,882
Liberty Interactive Corp. - Class A(a)	5,662	166,180
MGM Resorts International(a)	7,071	166,310
Michael Kors Holdings, Ltd.(a)	2,846	231,067
Nordstrom, Inc.	2,602	160,804
PetSmart, Inc.	2,906	211,411
Polaris Industries, Inc.	1,303	189,769
Ross Stores, Inc.	2,400	179,832
Scripps Networks Interactive, Inc. - Class A	2,788	240,911
TJX Cos., Inc.	2,829	180,292
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,918	185,125

		3,585,560

Consumer Staples 5.67%
Bunge, Ltd.	2,019	165,780
Green Mountain Coffee Roasters, Inc.(a)	2,332	176,252
Herbalife, Ltd.	2,991	235,392
Ingredion, Inc.	1,917	131,238
The J.M. Smucker Co.	1,472	152,528
Sysco Corp.	3,447	124,437

		985,627

Energy 16.48%
Apache Corp.	1,526	131,145
ConocoPhillips	1,863	131,621
Ensco PLC - Class A	3,578	204,590
Helmerich & Payne, Inc.	2,215	186,237
Hess Corp.	2,147	178,201
HollyFrontier Corp.	3,648	181,269
Kinder Morgan, Inc.	4,774	171,864
Marathon Oil Corp.	5,502	194,221
National Oilwell Varco, Inc.	2,231	177,431
Oasis Petroleum, Inc.(a)	5,258	246,968
Oceaneering International, Inc.	2,520	198,778
Oil States International, Inc.(a)	1,633	166,109
Schlumberger, Ltd.	2,003	180,490
Tesoro Corp.	2,826	165,321
Valero Energy Corp.	3,528	177,811

	Shares	Value

Energy (continued)
Whiting Petroleum Corp.(a)	2,823	$174,659

		2,866,715

Financials 17.62%
Aflac, Inc.	1,900	126,920
Arch Capital Group, Ltd.(a)	2,608	155,671
Arthur J Gallagher & Co.	4,157	195,088
Axis Capital Holdings, Ltd.	3,501	166,543
Brown & Brown, Inc.	5,662	177,730
Camden Property Trust, REIT	2,891	164,440
Capital One Financial Corp.	1,959	150,079
Equity Residential, REIT	2,647	137,300
Fidelity National Financial, Inc. - Class A	4,234	137,393
HCP, Inc., REIT	3,946	143,319
Health Care REIT, Inc.	2,527	135,371
Kilroy Realty Corp., REIT	2,620	131,472
Liberty Property Trust, REIT	4,331	146,691
Loews Corp.	2,905	140,137
National Retail Properties, Inc., REIT	5,479	166,178
Prudential Financial, Inc.	1,504	138,699
Reinsurance Group of America, Inc.	2,305	178,430
Senior Housing Properties Trust, REIT	6,564	145,918
Weyerhaeuser Co., REIT	5,048	159,365
WR Berkley Corp.	3,856	167,312

		3,064,056

Health Care 4.06%
Celgene Corp.(a)	921	155,612
Edwards Lifesciences Corp.(a)	2,846	187,153
Intuitive Surgical, Inc.(a)	477	183,206
Regeneron Pharmaceuticals, Inc.(a)	657	180,833

		706,804

Industrials 11.68%
AGCO Corp.	3,239	191,716
The Boeing Co.	1,342	183,170
Chicago Bridge & Iron Co. NV	2,396	199,203
Cintas Corp.	2,548	151,835
Deere & Co.	2,359	215,448
JB Hunt Transport Services, Inc.	2,192	169,442
Oshkosh Corp.	3,578	180,260
Quanta Services, Inc.(a)	6,446	203,436
Snap-on, Inc.	1,622	177,641
Stanley Black & Decker, Inc.	2,058	166,060
Valmont Industries, Inc.	1,291	192,514

		2,030,725

Information Technology 14.15%
Accenture PLC - Class A	2,053	168,798
Activision Blizzard, Inc.	10,129	180,600
Alliance Data Systems Corp.(a)	720	189,309
CA, Inc.	3,972	133,658
Cadence Design Systems, Inc.(a)	14,642	205,281
Cisco Systems, Inc.	10,806	242,595
Cognizant Technology Solutions Corp. - Class A(a)	1,699	171,565
Electronic Arts, Inc.(a)	7,967	182,763

	Shares	Value

Information Technology (continued)
FleetCor Technologies, Inc.(a)	1,628	$190,753
IAC/InterActiveCorp	3,213	220,701
Intuit, Inc.	2,149	164,012
Jabil Circuit, Inc.	10,307	179,754
QUALCOMM, Inc.	3,114	231,214

		2,461,003

Materials 1.78%
FMC Corp.	2,272	171,445
Newmont Mining Corp.	5,997	138,111

		309,556

Telecommunication Services 2.08%
AT&T, Inc.	4,329	152,208
Verizon Communications, Inc.	4,250	208,845

		361,053

Utilities 4.93%
DTE Energy Co.	2,153	142,938
Edison International	3,408	157,790
Northeast Utilities	3,073	130,264
Pinnacle West Capital Corp.	2,752	145,636
PPL Corp.	4,766	143,409
Westar Energy, Inc.	4,258	136,980

		857,017

TOTAL COMMON STOCKS (Cost $15,393,155)		17,228,116

EXCHANGE TRADED FUNDS 0.69%
SPDR® S&P 500® ETF Trust	650	120,036

TOTAL EXCHANGE TRADED FUNDS (Cost $119,466)		120,036

Total Investments - 99.75% (Cost $15,512,621)		17,348,152

Other Assets in Excess of Liabilities - 0.25%		44,328

NET ASSETS - 100.00%		$17,392,480

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a Public

        Limited Liability Corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Growth Fund

December 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS 91.11%
Consumer Discretionary 21.02%
AutoNation, Inc.(a)	1,988	$98,784
Bed Bath & Beyond, Inc.(a)	948	76,124
Coach, Inc.	1,250	70,163
Comcast Corp. - Class A	1,123	58,357
Dick’s Sporting Goods, Inc.	1,281	74,426
Discovery Communications, Inc. - Class A(a)	744	67,273
Dollar Tree, Inc.(a)	1,524	85,984
Family Dollar Stores, Inc.	1,184	76,925
Fossil Group, Inc.(a)	592	71,004
Michael Kors Holdings, Ltd.(a)	1,322	107,333
NIKE, Inc. - Class B	873	68,653
Nordstrom, Inc.	1,209	74,716
PetSmart, Inc.	1,350	98,213
Polaris Industries, Inc.	605	88,112
priceline.com, Inc.(a)	58	67,419
PulteGroup, Inc.	2,878	58,625
Ross Stores, Inc.	1,082	81,074
Scripps Networks Interactive, Inc. - Class A	1,295	111,901
Starwood Hotels & Resorts Worldwide, Inc.	839	66,659
TJX Cos., Inc.	1,314	83,741
Tractor Supply Co.	880	68,270
Ulta Salon Cosmetics & Fragrance, Inc.(a)	891	85,999

		1,739,755

Consumer Staples 5.18%
Costco Wholesale Corp.	475	56,530
Green Mountain Coffee Roasters, Inc.(a)	1,083	81,853
Herbalife, Ltd.	1,389	109,315
The Hershey Co.	587	57,074
Mead Johnson Nutrition Co.	687	57,543
Monster Beverage Corp.(a)	973	65,940

		428,255

Energy 14.97%
Core Laboratories NV	379	72,370
Denbury Resources, Inc.(a)	4,207	69,121
Dresser-Rand Group, Inc.(a)	1,013	60,405
Ensco PLC - Class A	1,662	95,033
Helmerich & Payne, Inc.	1,029	86,518
Hess Corp.	997	82,751
HollyFrontier Corp.	1,695	84,225
Kinder Morgan, Inc.	2,218	79,848
National Oilwell Varco, Inc.	1,036	82,393
Oasis Petroleum, Inc.(a)	2,443	114,748
Oceaneering International, Inc.	1,171	92,368
Oil States International, Inc.(a)	759	77,205
Schlumberger, Ltd.	930	83,802

	Shares	Value

Energy (continued)
Tesoro Corp.	1,313	$76,811
Whiting Petroleum Corp.(a)	1,311	81,112

		1,238,710

Financials 6.04%
Boston Properties, Inc., REIT	694	69,657
Discover Financial Services	998	55,838
Essex Property Trust, Inc., REIT	443	63,575
Extra Space Storage, Inc., REIT	1,694	71,368
McGraw Hill Financial, Inc.	801	62,638
Moody’s Corp.	881	69,132
MSCI, Inc.(a)	1,275	55,743
Simon Property Group, Inc., REIT	342	52,039

		499,990

Health Care 7.16%
Allergan, Inc.	662	73,535
Baxter International, Inc.	932	64,821
Celgene Corp.(a)	428	72,315
The Cooper Cos., Inc.	518	64,149
Edwards Lifesciences Corp.(a)	1,322	86,935
Intuitive Surgical, Inc.(a)	221	84,882
Regeneron Pharmaceuticals, Inc.(a)	305	83,948
ResMed, Inc.	1,306	61,486

		592,071

Industrials 18.12%
AGCO Corp.	1,505	89,081
The Boeing Co.	623	85,033
CH Robinson Worldwide, Inc.	914	53,323
Chicago Bridge & Iron Co. NV	1,113	92,535
Danaher Corp.	681	52,573
Deere & Co.	1,098	100,280
Delta Air Lines, Inc.	2,352	64,610
Dover Corp.	691	66,709
Fastenal Co.	1,318	62,618
Hertz Global Holdings, Inc.(a)	2,243	64,195
JB Hunt Transport Services, Inc.	1,018	78,691
MSC Industrial Direct Co. - Class A	742	60,006
Precision Castparts Corp.	204	54,937
Quanta Services, Inc.(a)	2,995	94,522
Robert Half International, Inc.	1,400	58,786
Stanley Black & Decker, Inc.	956	77,140
Union Pacific Corp.	360	60,480
United Rentals, Inc.(a)	880	68,596
Valmont Industries, Inc.	599	89,323
Verisk Analytics, Inc. - Class A(a)	1,024	67,297
Wabtec Corp.	792	58,822

		1,499,557

Information Technology 15.98%
Accenture PLC - Class A	953	78,356
Activision Blizzard, Inc.	4,706	83,908
Alliance Data Systems Corp.(a)	335	88,082
Apple, Inc.	124	69,578
Cisco Systems, Inc.	5,020	112,699
Cognizant Technology Solutions Corp. - Class A(a)	789	79,673

	Shares	Value

Information Technology (continued)
Electronic Arts, Inc.(a)	3,702	$84,924
EMC Corp.	2,472	62,171
F5 Networks, Inc.(a)	569	51,699
FactSet Research Systems, Inc.	511	55,484
FleetCor Technologies, Inc.(a)	756	88,581
Gartner, Inc.(a)	828	58,829
IAC/InterActiveCorp	1,492	102,485
Intuit, Inc.	998	76,167
Microsoft Corp.	1,638	61,310
QUALCOMM, Inc.	1,447	107,440
Visa, Inc. - Class A	275	61,237

		1,322,623

Materials 2.64%
CF Industries Holdings, Inc.	291	67,814
FMC Corp.	1,056	79,686
Monsanto Co.	607	70,746

		218,246

TOTAL COMMON STOCKS (Cost $6,460,504)		7,539,207

EXCHANGE TRADED FUNDS 1.15%
iShares® S&P 500® Growth Index Fund	966	95,373

TOTAL EXCHANGE TRADED FUNDS (Cost $94,741)		95,373

Total Investments - 92.26% (Cost $6,555,245)		7,634,580

Other Assets in Excess of Liabilities - 7.74%		640,081

NET ASSETS - 100.00%		$8,274,661

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a

        Public Limited Liability Corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Value Fund

December 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS 97.73%
Consumer Discretionary 15.48%
Dillard’s, Inc. - Class A	692	$67,269
Expedia, Inc.	1,068	74,397
Ford Motor Co.	3,011	46,460
International Game Technology	3,243	58,893
Johnson Controls, Inc.	745	38,218
Kohl’s Corp.	633	35,923
Lamar Advertising Co. - Class A(a)	1,064	55,594
Lear Corp.	488	39,513
Liberty Interactive Corp. - Class A(a)	2,180	63,983
Macy’s, Inc.	915	48,861
MGM Resorts International(a)	2,688	63,222
Omnicom Group, Inc.	499	37,111
Royal Caribbean Cruises, Ltd.	899	42,630
Staples, Inc.	2,807	44,603
Time Warner, Inc.	676	47,131
TRW Automotive Holdings Corp.(a)	480	35,707

		799,515

Consumer Staples 4.90%
Bunge, Ltd.	762	62,568
Hormel Foods Corp.	770	34,781
Ingredion, Inc.	729	49,907
The J.M. Smucker Co.	563	58,338
Sysco Corp.	1,317	47,544

		253,138

Energy 8.06%
Apache Corp.	576	49,501
ConocoPhillips	716	50,585
Devon Energy Corp.	599	37,060
Marathon Oil Corp.	2,133	75,295
Nabors Industries, Ltd.	2,421	41,133
Occidental Petroleum Corp.	476	45,268
QEP Resources, Inc.	1,550	47,508
Valero Energy Corp.	1,390	70,056

		416,406

Financials 36.76%
Aflac, Inc.	722	48,230
American International Group, Inc.	793	40,483
Apartment Investment & Management Co., REIT - Class A	1,658	42,959
Arch Capital Group, Ltd.(a)	997	59,511
Arthur J Gallagher & Co.	1,573	73,821
Axis Capital Holdings, Ltd.	1,349	64,172
BB&T Corp.	1,069	39,895
Brown & Brown, Inc.	2,170	68,116
Camden Property Trust, REIT	1,105	62,852
Capital One Financial Corp.	746	57,151
Cincinnati Financial Corp.	805	42,158
Citigroup, Inc.	665	34,653
DDR Corp., REIT	2,139	32,876

	Shares	Value

Financials (continued)
Equity Residential, REIT	1,003	$52,026
Fidelity National Financial, Inc. - Class A	1,625	52,731
The Goldman Sachs Group, Inc.	250	44,315
Hartford Financial Services Group, Inc.	1,131	40,976
HCP, Inc., REIT	1,505	54,662
Health Care REIT, Inc.	963	51,588
Kilroy Realty Corp., REIT	1,012	50,782
Liberty Property Trust, REIT	1,675	56,732
Loews Corp.	1,121	54,077
Morgan Stanley	1,528	47,918
National Retail Properties, Inc., REIT	2,094	63,511
The PNC Financial Services Group, Inc.	487	37,781
Principal Financial Group, Inc.	721	35,553
The Progressive Corp.	1,539	41,969
Prudential Financial, Inc.	577	53,211
Regency Centers Corp., REIT	877	40,605
Regions Financial Corp.	3,790	37,483
Reinsurance Group of America, Inc.	881	68,198
Senior Housing Properties Trust, REIT	2,516	55,931
The Travelers Cos., Inc.	402	36,397
Weingarten Realty Investors, REIT	1,382	37,894
Wells Fargo & Co.	1,002	45,491
Weyerhaeuser Co., REIT	1,944	61,372
WR Berkley Corp.	1,477	64,087
XL Group PLC	1,459	46,455

		1,898,622

Health Care 0.68%
Eli Lilly & Co.	694	35,394

Industrials 9.64%
Carlisle Cos., Inc.	563	44,702
Cintas Corp.	1,002	59,709
Emerson Electric Co.	648	45,477
General Electric Co.	1,309	36,691
L-3 Communications Holdings, Inc.	441	47,125
Oshkosh Corp.	1,361	68,567
Raytheon Co.	462	41,904
Snap-on, Inc.	626	68,560
Waste Management, Inc.	1,044	46,844
Xylem, Inc.	1,105	38,233

		497,812

Information Technology 6.49%
CA, Inc.	1,518	51,081
Cadence Design Systems, Inc.(a)	5,474	76,746
Corning, Inc.	2,699	48,096
Jabil Circuit, Inc.	3,867	67,440
Total System Services, Inc.	1,417	47,158
The Western Union Co.	2,593	44,729

		335,250

Materials 3.56%
Eastman Chemical Co.	493	39,785
MeadWestvaco Corp.	1,359	50,188
Newmont Mining Corp.	2,260	52,048

	Shares	Value

Materials (continued)
Packaging Corp. of America	665	$42,081

		184,102

Telecommunication Services 2.67%
AT&T, Inc.	1,654	58,154
Verizon Communications, Inc.	1,621	79,656

		137,810

Utilities 9.49%
AGL Resources, Inc.	949	44,821
DTE Energy Co.	837	55,568
Edison International	1,321	61,162
Integrys Energy Group, Inc.	677	36,836
Northeast Utilities	1,181	50,063
Pinnacle West Capital Corp.	1,047	55,407
PPL Corp.	1,837	55,275
Westar Energy, Inc.	1,635	52,598
Wisconsin Energy Corp.	941	38,901
Xcel Energy, Inc.	1,423	39,759

		490,390

TOTAL COMMON STOCKS (Cost $4,576,542)		5,048,439

EXCHANGE TRADED FUNDS 1.15%
iShares® S&P 500® Value Index Fund	693	59,224

TOTAL EXCHANGE TRADED FUNDS (Cost $58,833)		59,224

Total Investments - 98.88% (Cost $4,635,375)		5,107,663

Other Assets in Excess of Liabilities - 1.12%		57,694

NET ASSETS - 100.00%		$5,165,357

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Directional Allocation Fund

December 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS 96.67%
Consumer Discretionary 25.39%
Bed Bath & Beyond, Inc.(a)	346,158	$27,796,487
Dollar Tree, Inc.(a)	563,089	31,769,481
Family Dollar Stores, Inc.	432,153	28,076,980
Foot Locker, Inc.	858,245	35,565,673
Harley-Davidson, Inc.	342,597	23,721,416
Michael Kors Holdings, Ltd.(a)	482,524	39,176,124
NIKE, Inc. - Class B	318,561	25,051,637
Ross Stores, Inc.	406,951	30,492,839
Scripps Networks Interactive, Inc. - Class A	472,718	40,847,562
Signet Jewelers, Ltd.	331,631	26,099,360
TJX Cos., Inc.	479,701	30,571,345
Ulta Salon Cosmetics & Fragrance, Inc.(a)	325,331	31,400,948

		370,569,852

Consumer Staples 2.15%
The Kroger Co.	794,769	31,417,219

Energy 7.75%
ConocoPhillips	315,855	22,315,156
National Oilwell Varco, Inc.	378,310	30,086,994
Schlumberger, Ltd.	339,649	30,605,771
Valero Energy Corp.	598,187	30,148,625

		113,156,546

Financials 12.01%
Aflac, Inc.	322,263	21,527,169
Arch Capital Group, Ltd.(a)	442,266	26,398,858
Capital One Financial Corp.	332,213	25,450,838
McGraw Hill Financial, Inc.	292,602	22,881,476
Moody’s Corp.	321,508	25,228,733
Prudential Financial, Inc.	255,042	23,519,973
Reinsurance Group of America, Inc.	390,918	30,260,962

		175,268,009

Health Care 5.52%
Actavis PLC(a)	182,653	30,685,704
Celgene Corp.(a)	156,213	26,393,748
The Cooper Cos., Inc.	189,132	23,422,107

		80,501,559

Industrials 14.43%
The Boeing Co.	227,579	31,062,258
Cintas Corp.	432,131	25,750,686
Delta Air Lines, Inc.	858,462	23,581,951
Dover Corp.	252,493	24,375,674
FedEx Corp.	164,244	23,613,360
Kansas City Southern	188,786	23,377,371
Snap-on, Inc.	274,991	30,117,014

	Shares	Value

Industrials (continued)
Southwest Airlines Co.	1,521,179	$28,659,012

		210,537,326

Information Technology 23.96%
Activision Blizzard, Inc.	1,717,310	30,619,637
Alliance Data Systems Corp.(a)	122,235	32,139,249
Autodesk, Inc.(a)	568,513	28,613,259
CA, Inc.	673,413	22,660,347
Cognizant Technology Solutions Corp. - Class A(a)	288,066	29,088,905
Google, Inc. - Class A(a)	22,400	25,103,904
IAC/InterActiveCorp	544,762	37,419,702
QUALCOMM, Inc.	528,107	39,211,945
SanDisk Corp.	310,851	21,927,430
Trimble Navigation, Ltd.(a)	759,110	26,341,117
Vantiv, Inc. - Class A(a)	727,966	23,738,971
VeriSign, Inc.(a)	547,678	32,740,191

		349,604,657

Materials 5.46%
CF Industries Holdings, Inc.	106,420	24,800,117
FMC Corp.	385,319	29,076,172
Monsanto Co.	221,730	25,842,631

		79,718,920

TOTAL COMMON STOCKS (Cost $1,345,115,408)		1,410,774,088

EXCHANGE TRADED FUNDS 2.26%
SPDR® S&P 500® ETF Trust	178,289	32,924,629

TOTAL EXCHANGE TRADED FUNDS (Cost $32,764,720)		32,924,629

Total Investments - 98.93% (Cost $1,377,880,128)		1,443,698,717

Other Assets in Excess of Liabilities - 1.07%		15,624,514

NET ASSETS - 100.00%		$1,459,323,231

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009. The Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund, and the Transparent Value Directional Allocation Fund (each, a “Fund”, and collectively, the “Funds”) were organized as non-diversified series under the Trust.

The Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, and the Transparent Value Large-Cap Market Fund commenced operations on April 27, 2010 and the only transaction prior to the commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, and the Transparent Value Large-Cap Value Fund commenced operations on February 10, 2011. The Transparent Value Directional Allocation Fund commenced operations on June 18, 2012.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are supervised by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”), and the Transparent Value Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset values (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At December 31, 2013, none of the Funds’ assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term if the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Funds’ investments carried at value:

Transparent Value Large-Cap Aggressive Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$58,696,458	$–	$–	$58,696,458
Exchange Traded Funds	461,675	–	–	461,675

TOTAL	$59,158,133	$–	$–	$59,158,133

Transparent Value Large-Cap Defensive Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$72,001,554	$–	$–	$72,001,554
Exchange Traded Funds	1,301,924	–	–	1,301,924

TOTAL	$73,303,478	$–	$–	$73,303,478

Transparent Value Large-Cap Market Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$118,141,277	$–	$–	$118,141,277
Exchange Traded Funds	1,404,231	–	–	1,404,231

TOTAL	$119,545,508	$–	$–	$119,545,508

Transparent Value Dividend Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$39,827,924	$–	$–	$39,827,924
Exchange Traded Funds	520,855	–	–	520,855

TOTAL	$40,348,779	$–	$–	$40,348,779

Transparent Value Large-Cap Core Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$17,228,116	$–	$–	$17,228,116
Exchange Traded Funds	120,036	–	–	120,036

TOTAL	$17,348,152	$–	$–	$17,348,152

Transparent Value Large-Cap Growth Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$7,539,207	$–	$–	$7,539,207
Exchange Traded Funds	95,373	–	–	95,373

TOTAL	$7,634,580	$–	$–	$7,634,580

Transparent Value Large-Cap Value Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$5,048,439	$–	$–	$5,048,439
Exchange Traded Funds	59,224	–	–	59,224

TOTAL	$5,107,663	$–	$–	$5,107,663

Transparent Value Directional Allocation Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$1,410,774,088	$–	$–	$1,410,774,088
Exchange Traded Funds	32,924,629	–	–	32,924,629

TOTAL	$1,443,698,717	$–	$–	$1,443,698,717

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended December 31, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of December 31, 2013 were as follows:

Transparent Value Large-Cap Aggressive Fund:

Gross appreciation (excess of value over tax cost)	$6,482,556
Gross depreciation (excess of tax cost over value)	(99,357)

Net unrealized appreciation	$6,383,199

Cost of investments for income tax purposes	$52,774,934

Transparent Value Large-Cap Defensive Fund:

Gross appreciation (excess of value over tax cost)	$4,810,312
Gross depreciation (excess of tax cost over value)	(196,018)

Net unrealized appreciation	$4,614,294

Cost of investments for income tax purposes	$68,689,184

Transparent Value Large-Cap Market Fund:

Gross appreciation (excess of value over tax cost)	$8,896,083
Gross depreciation (excess of tax cost over value)	(141,616)

Net unrealized appreciation	$8,754,467

Cost of investments for income tax purposes	$110,791,041

Transparent Value Dividend Fund:

Gross appreciation (excess of value over tax cost)	$2,493,806
Gross depreciation (excess of tax cost over value)	(812,078)

Net unrealized appreciation	$1,681,728

Cost of investments for income tax purposes	$38,667,051

Transparent Value Large-Cap Core Fund:

Gross appreciation (excess of value over tax cost)	$2,002,892
Gross depreciation (excess of tax cost over value)	(202,202)

Net unrealized appreciation	$1,800,690

Cost of investments for income tax purposes	$15,547,462

Transparent Value Large-Cap Growth Fund:

Gross appreciation (excess of value over tax cost)	$1,124,936
Gross depreciation (excess of tax cost over value)	(74,034)

Net unrealized appreciation	$1,050,902

Cost of investments for income tax purposes	$6,583,678

Transparent Value Large-Cap Value Fund:

Gross appreciation (excess of value over tax cost)	$529,864
Gross depreciation (excess of tax cost over value)	(66,766)

Net unrealized appreciation	$463,098

Cost of investments for income tax purposes	$4,644,565

Transparent Value Directional Allocation Fund:

Gross appreciation (excess of value over tax cost)	$68,138,656
Gross depreciation (excess of tax cost over value)	(2,451,186)

Net unrealized appreciation	$65,687,470

Cost of investments for income tax purposes	$1,378,011,247

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	February 26, 2014

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	February 26, 2014